Supplementary Information to Statements of Operations	12 Months Ended
Dec. 31, 2015
Supplementary Information to Statements of Operations t [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

NOTE 14:-    SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2015	2014	2013
Financial income:
Interest income	$1	$1	$2
In respect of Liability related to Dimex acquisition	-	70	16

	1	71	18
Financial expenses:
In respect of bank loans, bank fees and liability related to Dimex
acquisition	(311)	(454)	(506)
Change in fair value of forward contracts which are not designated as hedging	(24)	(31)	(36)
Other (mainly foreign currency transaction losses)	(42)	(31)	(47)

	(377)	(516)	(589)

	$(376)	$(445)	$(571)

The following table sets forth the computation of basic and diluted net loss per share:

b.	Net earnings (loss) per share:

	Year ended December 31,
	2015	2014	2013
1. Numerator:
Income (loss)	$334	$(433)	$-

Net income (loss) available to Ordinary shareholders	$334	$(433)	$-

2. Denominator (in thousands):

Basic and diluted weighted average Ordinary shares outstanding (in thousands)	1,970	1,449	1,172
Basic and diluted income (loss) per share	$0.17	$(0.30)	$-